ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2022
Additional Information On Cost Of Sales And Operating Expenses By Nature
Schedule of Depreciation, amortization and impairment expenses

	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2022	2021	2020	2022	2021	2020

Cost of sales (i)	3,413.3	3,326.6	2,980.4	16.4	16.4	15.7
Distribution expenses	893.5	654.1	441.7	-	-	-
Sales and marketing expenses	660.7	700.3	787.9	113.2	84.3	219.9
Administrative expenses	474.4	331.4	453.6	372.6	304.2	276.1
	5,441.9	5,012.4	4,663.6	502.2	404.9	511.7

(i)	These amounts added to R$2,510.4 (R$2,247.9 and R$2,175.1 as at December 31, 2021 and 2020, respectively) mentioned in Note 9 - Payroll and related benefits, total R$5,940.1 (R$5,591.0 and R$5,171.2 as at December 31, 2021 and 2020, respectively). The remaining amount of R$34,482.0 (R$30,068.7 and R$21,894.9 as at December 31, 2021 and 2020, respectively), recorded in the cost of sales, refers to other production costs.